Expense Example - VIPAssetManagerPortfolio-InitialServiceService2PRO - VIPAssetManagerPortfolio-InitialServiceService2PRO - VIP Asset Manager Portfolio	Apr. 29, 2023 USD ($)
VIP Asset Manager Portfolio - Initial Class
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	750
VIP Asset Manager Portfolio - Service Class
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	871
VIP Asset Manager Portfolio - Service Class 2
Expense Example:
1 year	87
3 years	271
5 years	471
10 years	$ 1,049